SEGMENTED INFORMATION (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Equipment	$ 41,035	$ 153,800	$ 159,484
Mineral Properties	21,134,876	31,806,594	23,782,884
Total	21,196,966	31,981,449	23,963,423
Reclamation Deposits	21,055	21,055	21,055
Canada
Statement [Line Items]
Equipment	5,111	9,729	12,005
Mineral Properties	0	0	0
Total	5,111	9,729	12,005
Reclamation Deposits	0	0	0
USA
Statement [Line Items]
Equipment	0	80,401	89,826
Mineral Properties	0	13,290,081	8,600,658
Total	0	13,370,482	8,690,484
Reclamation Deposits	0	0	0
Mongolia
Statement [Line Items]
Equipment	7,391	2,790	35,721
Mineral Properties	0	0	0
Total	28,446	23,845	56,776
Reclamation Deposits	21,055	21,055	21,055
Bolivia
Statement [Line Items]
Equipment	28,533	60,880	21,932
Mineral Properties	21,134,876	18,516,513	15,182,226
Total	21,163,409	18,577,393	15,204,158
Reclamation Deposits	$ 0	$ 0	$ 0